Equity Instruments - Conversion of Redeemable Convertible Preferred Stock into Common Stock at a conversion ratio of 3:1 and Issuance of Series D Redeemable Convertible Preferred Stock (Details)
$ / shares in Units, $ in Thousands
		12 Months Ended
	Apr. 13, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)
Temporary Equity [Line Items]
Conversion ratio	3
Number of shares converted | shares			4,456,248
Carrying value		$ 0	$ 123,704	$ 101,858
Common stock, fair value	$ 200
Extinguishment of redeemable convertible preferred stock	$ 13,100		13,274
Extinguishment of redeemable convertible preferred stock			$ (13,274)
Number of shares issued | shares			75,660,962
Original issue price per share (in usd per share) | $ / shares	$ 0.37534	$ 0
Additional Paid-In Capital
Temporary Equity [Line Items]
Extinguishment of redeemable convertible preferred stock	$ 200		$ 223
Accumulated Deficit
Temporary Equity [Line Items]
Extinguishment of redeemable convertible preferred stock	$ 13,100		13,051
Series A Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Number of shares converted | shares	2,167,198
Carrying value			$ 17,030
Original issue price per share (in usd per share) | $ / shares			$ 2.928
Series B Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Number of shares converted | shares	1,999,348
Carrying value			$ 32,176
Original issue price per share (in usd per share) | $ / shares			$ 3.851
Series C Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Number of shares converted | shares	289,702
Carrying value			$ 39,378
Original issue price per share (in usd per share) | $ / shares			$ 5.524
Proceeds from issuance of redeemable convertible preferred stock		$ 0	$ 0
Common Stock
Temporary Equity [Line Items]
Number of shares to be converted into | shares	1,210,513
Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Carrying value	$ 13,300
Extinguishment of redeemable convertible preferred stock	$ 13,300
Series D Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Carrying value			$ 35,120
Number of shares issued | shares	44,794,885
Original issue price per share (in usd per share) | $ / shares			$ 0.375
Proceeds from issuance of redeemable convertible preferred stock	$ 16,800	$ 0	$ 28,153